INCOME TAXES (Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current taxes	$ 2,498	$ 3,816	$ 1,706
Taxes in respect of previous years	6	(129)	612
Deferred tax expense (benefit)	(3,114)	(2,042)	458
Taxes on income	$ (610)	$ 1,645	$ 2,776